Subsequent events (Details Narrative) - USD ($)	Sep. 19, 2025	Aug. 01, 2025	Aug. 08, 2025	Jun. 30, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Common stock, par value				$ 0	$ 0
Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued, value		$ 10,000,000
Common stock, par value		$ 0
Debt discount rate		85.00%
Per share price		$ 2.00
Early default discount rate		70.00%
Number of shares issued, shares		5,000,000
Principal amount			$ 1,000,000
Letter Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Per share price	$ 2.00
Conversion of stock shares converted, shares	41,620
Conversion price	$ 0.901
Conversion of shares converted, value	$ 837,500
Conversion of shares converted, shares	569,859